UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

Prudential High Yield Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.7%
BANK LOANS(c) — 1.3%
Capital Goods — 0.1%
Neff Rental LLC	7.356%	06/09/21	4,428	$4,430,328

Chemicals — 0.1%
Solenis International LP	7.897%	07/29/22	7,500	7,457,812

Electric — 0.1%
Lightstone Holdco LLC	5.672%	01/30/24	9,590	9,411,549

Energy - Other — 0.0%
American Energy-Marcellus LLC	8.674%	08/04/21	3,825	392,063

Gaming — 0.1%
CCM Merger, Inc.^	3.826%	08/09/21	3,376	3,396,772
Golden Nugget, Inc.	4.672%	11/21/19	1,755	1,778,644
Golden Nugget, Inc.	4.678%	11/21/19	752	762,276

				5,937,692

Retailers — 0.1%
Rite Aid Corp.	4.875%	06/21/21	3,150	3,157,220

Technology — 0.8%
Almonde, Inc.	1.172%	11/30/25	4,375	4,444,269
Ancestry.com, Inc.	9.260%	10/21/24	8,580	8,787,353
Evergreen Skills Lux Sarl (Luxembourg)	9.250%	04/28/22	29,903	24,875,151
Kronos, Inc.	9.400%	11/01/24	11,500	11,907,295

				50,014,068

TOTAL BANK LOANS (cost $83,099,416)				80,800,732

CORPORATE BONDS — 89.3%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22	20,450	17,280,250

Aerospace & Defense — 0.5%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	5,000	5,315,000
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	3,050	3,151,046
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	7,000	7,717,500
TransDigm, Inc., Gtd. Notes(a)	6.375%	06/15/26	8,050	8,251,250
TransDigm, Inc., Gtd. Notes(a)	6.500%	07/15/24	4,830	5,023,200

				29,457,996

Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	7,625	7,930,000

Auto Manufacturers — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	5,875	5,919,063
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%	02/01/23	650	679,250

				6,598,313

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875%	08/15/26	9,750	9,783,520
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	7,425	7,573,500
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	2,300	2,374,750
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	700	771,750

American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%		04/01/25	9,550	9,442,562
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.500%		04/01/27	4,875	4,814,063
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	7,725	7,860,188
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	6.500%		06/01/26	3,050	3,271,125
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375%		09/15/21	675	698,625
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500%		09/15/23	6,100	6,229,625
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A(a)	4.750%		09/15/26	4,300	4,343,000
Meritor, Inc., Gtd. Notes(a)	6.250%		02/15/24	2,375	2,489,000
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	6,555	6,784,425
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A(a)	4.750%		05/15/23	7,200	7,515,000
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%		07/15/23	7,425	7,889,063
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	4,025	4,231,281
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	4,700	4,946,750

					91,018,227

Banks — 0.1%
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(c)	12/29/49	1,300	1,354,438
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(c)	12/31/49	5,250	5,532,187

					6,886,625

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	12,650	12,949,046

Building Materials — 1.8%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%		10/01/24	9,091	9,500,095
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	9,750	11,310,000
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A(a)	5.625%		09/01/24	4,125	4,279,688
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	150	157,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%		04/16/26	4,850	5,507,175
Griffon Corp., Gtd. Notes	5.250%		03/01/22	20,000	20,450,000
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	10,650	11,209,125
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24	6,245	6,565,056
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(a)	6.125%		07/15/23	9,265	9,681,925
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%		04/15/22	5,025	5,640,562
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	5.125%		06/01/25	3,125	3,164,063
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24	18,673	19,513,285
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24	250	261,250
USG Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	271	287,260

					107,526,984

Chemicals — 4.7%
A Schulman, Inc., Gtd. Notes(a)	6.875%		06/01/23	23,883	25,375,687
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250%		02/01/25	4,925	5,023,500
Ashland LLC, Gtd. Notes	6.875%		05/15/43	10,631	11,667,522
Blue Cube Spinco, Inc., Gtd. Notes(a)	9.750%		10/15/23	8,255	10,071,100
Blue Cube Spinco, Inc., Gtd. Notes(a)	10.000%		10/15/25	2,965	3,676,600
Chemours Co. (The), Gtd. Notes	5.375%		05/15/27	5,950	6,188,000

Chemours Co. (The), Gtd. Notes(a)	6.625%	05/15/23	13,120	14,004,157
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	9,960	11,030,700
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	16,060	16,561,875
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	7,027	7,281,729
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(g)	8.500%	11/01/22	10,307	10,873,885
GCP Applied Technologies, Inc., Gtd. Notes, 144A(a)	9.500%	02/01/23	4,300	4,902,000
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750%	02/01/22	14,465	13,741,750
Hexion, Inc., Sr. Sec’d. Notes(a)	6.625%	04/15/20	15,065	14,010,450
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	7,465	7,558,313
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	21,905	15,771,600
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	3,125	3,289,063
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	10,085	10,387,550
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	10.375%	05/01/21	9,162	10,158,368
PQ Corp., Sr. Sec’d. Notes, 144A(a)(g)	6.750%	11/15/22	3,525	3,833,438
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	15,485	16,065,687
TPC Group, Inc., Sr. Sec’d. Notes, 144A(g)	8.750%	12/15/20	35,550	33,505,875
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	8,998	9,087,980
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	15,510	16,111,012

				280,177,841

Coal — 1.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	6,350	6,588,125
CONSOL Energy, Inc., Gtd. Notes(a)	5.875%	04/15/22	34,100	33,631,125
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23	4,869	5,130,709
Peabody Energy Corp., Sr. Sec’d. Notes, 144A(a)	6.375%	03/31/25	11,371	11,371,000

				56,720,959

Commercial Services — 2.0%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	12,892	10,797,050
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	12,800	13,264,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	2,595	2,520,394
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	46,566	49,010,715
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%	04/01/24	3,350	3,283,000
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/23	2,650	2,676,500
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	2,620	2,760,563
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	3,250	3,425,500
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	05/15/27	9,825	10,095,187
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	4,775	5,049,610
United Rentals North America, Inc., Gtd. Notes(a)	5.875%	09/15/26	14,800	15,687,852
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	2,700	2,849,877

				121,420,248

Computers — 1.2%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	4,000	4,227,500
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	8,945	9,968,791
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A(a)	5.450%	06/15/23	6,450	7,005,571

Western Digital Corp., Gtd. Notes(a)	10.500%		04/01/24	41,585	48,737,620

					69,939,482

Distribution/Wholesale — 0.8%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%		10/01/23	6,175	6,669,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	6,645	6,711,450
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	16,170	16,170,000
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%		09/01/22	13,055	13,651,613
HD Supply, Inc., Sr. Sec’d. Notes, 144A(a)	5.250%		12/15/21	3,975	4,187,663

					47,389,726

Diversified Financial Services — 1.7%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	10,440	10,570,500
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	3.750%		11/18/19	4,050	4,141,125
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	4,500	4,637,340
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	11,550	12,499,410
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	92	97,060
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%		08/15/21	5,500	5,912,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	8,475	8,798,109
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%		09/15/25	7,975	8,234,188
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,533,750
Navient Corp., Sr. Unsec’d. Notes(a)	5.875%		10/25/24	1,450	1,410,125
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	3,350	3,560,380
Navient Corp., Sr. Unsec’d. Notes(a)	7.250%		09/25/23	6,275	6,595,025
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.125%		03/25/24	3,785	3,776,673
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	7.250%		01/25/22	1,248	1,340,040
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	7,300	8,066,500
NFP Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,520,000
OneMain Financial Holdings LLC, Gtd. Notes, 144A(g)	6.750%		12/15/19	1,850	1,937,875
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	8,225	8,564,281
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(g)	9.500%		08/15/21	8,800	6,226,000

					100,420,881

Electric — 4.8%
AES Corp., Sr. Unsec’d. Notes(a)	4.875%		05/15/23	900	914,625
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	900	936,000
AES Corp., Sr. Unsec’d. Notes(a)	7.375%		07/01/21	14,198	16,221,215
Calpine Corp., Sr. Unsec’d. Notes(a)	5.500%		02/01/24	21,900	21,133,500
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	11,125	10,910,732
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	18,175	17,243,531
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,275	4,478,063
DPL, Inc., Sr. Unsec’d. Notes(a)	7.250%		10/15/21	15,314	16,347,695
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23	9,475	8,918,344
Dynegy, Inc., Gtd. Notes(a)	6.750%		11/01/19	2,260	2,324,975
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22	34,025	33,514,625
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24	31,560	30,613,200
Dynegy, Inc., Gtd. Notes	8.034%		02/02/24	11,958	11,270,063
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%		01/15/25	13,575	13,169,107
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $16,222,718; purchased 07/07/15-05/16/16)(dd)(f)(g)	7.875%		06/15/17	18,062	13,185,260
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,931,250; purchased 04/25/13-07/01/14)(dd)(f)(g)	9.500%		10/15/18	3,375	2,430,000
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $25,369,846; purchased 03/03/14-10/24/16)(a)(dd)(f)(g)	9.875%		10/15/20	27,897	20,295,067
Mirant Corp., Bonds, 144A^(g)	7.400	%(i)	07/15/49	2,675	2,675
Mirant Mid-Atlantic, Series B, Pass-Through Certificates (original cost $1,138,184; purchased 06/19/09-08/31/15)(a)(f)(g)	9.125%		06/30/17	1,122	1,043,277

Mirant Mid-Atlantic, Series C, Pass-Through Certificates (original cost $5,120,952; purchased 07/14/15-04/01/16)(f)(g)	10.060%		12/30/28	5,383	4,911,966
NRG Energy, Inc., Gtd. Notes(a)(g)	6.250%		07/15/22	5,645	5,768,456
NRG Energy, Inc., Gtd. Notes(a)(g)	6.250%		05/01/24	6,663	6,699,647
NRG Energy, Inc., Gtd. Notes(a)(g)	6.625%		03/15/23	5,611	5,779,891
NRG Energy, Inc., Gtd. Notes(a)(g)	6.625%		01/15/27	4,055	3,984,038
NRG Energy, Inc., Gtd. Notes(a)(g)	7.250%		05/15/26	14,225	14,545,062
NRG Energy, Inc., Gtd. Notes(a)(g)	7.875%		05/15/21	901	932,535
NRG REMA LLC, Series B, Pass-Through Certificates(g)	9.237%		07/02/17	238	196,675
NRG REMA LLC, Series C, Pass-Through Certificates(g)	9.681%		07/02/26	11,755	8,904,413
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(f)(g)	9.200%		11/30/29	200	212,500
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%		03/01/27	5,960	6,315,931

					283,203,068

Electrical Components & Equipment — 0.2%
Belden, Inc., Gtd. Notes, 144A(a)	5.500%		09/01/22	3,800	3,914,000
General Cable Corp., Gtd. Notes(a)	5.750%		10/01/22	5,487	5,404,695

					9,318,695

Engineering & Construction — 0.3%
AECOM, Gtd. Notes(a)	5.875%		10/15/24	10,025	10,751,812
AECOM, Gtd. Notes, 144A(a)	5.125%		03/15/27	8,075	8,044,719

					18,796,531

Entertainment — 3.9%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%		06/15/25	9,275	9,628,378
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A(a)	5.875%		11/15/26	10,175	10,498,056
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%		06/15/23	6,650	7,065,625
Cinemark USA, Inc., Gtd. Notes(a)	4.875%		06/01/23	14,239	14,488,040
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	9,425	9,684,187
Eldorado Resorts, Inc., Gtd. Notes(a)	7.000%		08/01/23	16,435	17,831,975
Eldorado Resorts, Inc., Gtd. Notes, 144A	6.000%		04/01/25	3,050	3,206,313
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%		04/15/21	965	1,015,663
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%		11/01/23	4,500	4,871,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		04/15/26	4,200	4,546,500
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.500%		02/15/25	11,756	12,836,141
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%		06/15/20	4,675	4,788,135
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%		02/01/24	3,575	3,771,625
Mood Media Corp., Gtd. Notes, 144A(g)	9.250	%(i)	10/15/20	3,825	2,629,688
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)	5.000%		08/01/18	2,400	2,409,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	4,725	4,801,781
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%		08/15/26	10,965	10,636,050
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%		01/15/27	5,025	5,081,531
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%		05/01/24	19,225	19,897,875
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%		03/15/22	2,050	2,142,250
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%		02/01/25	2,845	2,930,350
Scientific Games International, Inc., Gtd. Notes(a)	6.625%		05/15/21	24,065	23,824,350
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22	40,689	44,300,149
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%		01/01/22	9,925	10,594,937

					233,479,849

Environmental Control — 0.4%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%		11/15/24	10,925	11,211,781

Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	5,200	5,323,500
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	4,900	4,979,625
GFL Environmental, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.625%	05/01/22	3,975	4,004,813

				25,519,719

Food — 2.3%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes, 144A(a)	5.750%	03/15/25	12,225	12,163,875
Clearwater Seafoods, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	05/01/25	3,750	3,918,750
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	5,194	5,375,790
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	14,100	14,135,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	8,283	8,407,245
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)(g)	5.750%	06/15/25	26,065	25,299,341
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)(g)	5.875%	07/15/24	14,563	14,198,925
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	11,475	11,446,312
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	2,000	1,995,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.750%	03/15/25	4,925	5,048,125
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.000%	08/15/26	5,650	5,685,313
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	9,325	9,919,469
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	6.750%	06/01/21	9,310	9,507,837
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	12,425	12,766,687

				139,867,919

Forest Products & Paper — 0.1%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	02/01/24	3,175	3,302,000
Smurfit Kappa Acquisitions Unltd. Co. (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	4,900	4,998,000

				8,300,000

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	6,050	6,215,770
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	9,700	9,894,000
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	7,150	7,239,375

				23,349,145

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(g)	7.000%	02/01/21	7,870	7,289,588

Healthcare-Products — 0.6%
Greatbatch Ltd., Gtd. Notes, 144A(a)	9.125%	11/01/23	17,120	18,104,400
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	13,945	12,341,325
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	2,425	2,224,937
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	5,516	5,295,360

				37,966,022

Healthcare-Services — 6.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	4,651	4,744,020
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625%	02/15/23	14,241	14,792,839
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,956,100
Acadia Healthcare Co., Inc., Gtd. Notes(a)	6.500%	03/01/24	6,899	7,364,683
Centene Corp., Sr. Unsec’d. Notes(a)	4.750%	05/15/22	10,175	10,612,525
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	47,555	42,264,506
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	28,875	28,441,875
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	13,425	13,918,369
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25	34,675	36,452,094
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	4,700	5,131,836
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	5,295	5,751,694
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,750	2,016,875
HCA, Inc., Gtd. Notes	7.500%	12/15/23	10,400	11,960,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	3,000	3,258,900
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,525	1,555,500
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	9,125	9,421,562
HealthSouth Corp., Gtd. Notes	5.750%	09/15/25	6,625	6,890,000
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%	01/15/20	15,400	16,121,952
LifePoint Health, Inc., Gtd. Notes(a)	5.500%	12/01/21	1,200	1,246,500
LifePoint Health, Inc., Gtd. Notes(a)	5.875%	12/01/23	2,975	3,079,125
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	5,450	5,824,415
Select Medical Corp., Gtd. Notes(a)	6.375%	06/01/21	23,150	23,670,875
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	7,800	8,336,250
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	3,360	3,448,368
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	800	857,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	02/01/20	16,575	17,113,687
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	27,224	27,083,252
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	10,050	10,225,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	33,315	35,147,325

				359,688,002

Home Builders — 3.9%
AV Homes, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	4,100	4,182,000
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	7,225	7,595,281
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	8,561	8,946,245
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750%	03/15/22	12,026	13,439,055
Beazer Homes USA, Inc., Gtd. Notes, 144A	6.750%	03/15/25	6,400	6,656,000
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%	05/15/25	11,725	12,164,688
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	413,000
CalAtlantic Group, Inc., Gtd. Notes(a)	5.250%	06/01/26	7,800	8,014,500
CalAtlantic Group, Inc., Gtd. Notes(a)	5.375%	10/01/22	3,675	3,941,438
CalAtlantic Group, Inc., Gtd. Notes(a)	5.875%	11/15/24	1,752	1,887,780
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	5,975	6,639,719
CalAtlantic Group, Inc., Gtd. Notes(a)	8.375%	01/15/21	2,700	3,180,195
KB Home, Gtd. Notes(a)	7.000%	12/15/21	3,662	4,101,440
KB Home, Gtd. Notes(a)	7.500%	09/15/22	1,525	1,729,350
KB Home, Gtd. Notes	7.625%	05/15/23	11,575	12,935,062
Lennar Corp., Gtd. Notes(a)	4.750%	05/30/25	9,898	10,179,103
Lennar Corp., Gtd. Notes(a)	4.875%	12/15/23	4,575	4,780,875
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,550	5,827,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)(g)	6.875%	12/15/23	10,725	10,859,063
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,575	3,789,500
Meritage Homes Corp., Gtd. Notes, 144A	5.125%	06/06/27	5,675	5,667,906
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250%	04/01/22	4,425	4,579,875
PulteGroup, Inc., Gtd. Notes(a)	5.000%	01/15/27	7,900	8,018,500

PulteGroup, Inc., Gtd. Notes(a)	5.500%	03/01/26	12,560	13,274,350
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A(a)	6.125%	04/01/25	5,805	5,950,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	1,023,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	10,273	10,763,022
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	11,954	12,760,895
Toll Brothers Finance Corp., Gtd. Notes(a)	4.000%	12/31/18	350	360,231
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875%	08/15/21	9,375	9,796,875
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	13,775	14,222,687
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,444	12,941,760

				230,621,770

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	5,975	6,000,095

Household Products/Wares — 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	5.250%	12/15/24	3,350	3,458,875

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	2,825	3,029,813

Internet — 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	7,675	8,096,281

Iron/Steel — 0.3%
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	1,570	1,697,562
Cliffs Natural Resources, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/25	4,650	4,417,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(a)(g)	6.375%	05/01/22	13,650	14,230,125

				20,345,187

Leisure Time — 0.5%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,300	2,397,750
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	8,100	8,652,015
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	6.250%	05/15/25	11,000	10,670,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	8.500%	10/15/22	9,124	9,557,390

				31,277,155

Lodging — 2.1%
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	8,775	9,574,402
Boyd Gaming Corp., Gtd. Notes(a)	6.875%	05/15/23	20,954	22,682,705
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	5,050	5,233,063
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	22,090	23,581,075
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	6,000	6,225,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	8,125	8,835,937
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	8,250	8,549,063
MGM Resorts International, Gtd. Notes	5.250%	03/31/20	3,500	3,725,190
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	3,000	3,293,400
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	8,511	9,553,597
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	1,050	1,166,813

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(a)(g)	6.375%	06/01/21	20,692	21,021,830

				123,442,075

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,581,500
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,335	4,454,212
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(g)	8.750%	12/15/19	3,525	3,630,750
Cloud Crane LLC, Sec’d. Notes, 144A(a)(g)	10.125%	08/01/24	12,875	14,001,562
CNH Industrial Capital LLC, Gtd. Notes(a)	3.625%	04/15/18	3,027	3,049,703

				29,717,727

Media — 8.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	8,925	9,828,656
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,495	9,910,406
Belo Corp., Gtd. Notes	7.750%	06/01/27	2,795	3,088,475
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(g)	6.875%	02/15/25	6,065	6,527,456
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	7,455	7,769,452
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	7,673	7,807,277
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	4,729	4,930,455
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(a)	5.250%	09/30/22	1,120	1,161,306
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	2,650	2,787,482
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	3,150	3,335,063
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	8,375	8,852,542
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	10,073	10,765,519
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,950	3,169,038
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.875%	05/01/27	26,282	27,990,330
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(a)	7.750%	07/15/25	44,397	49,391,662
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	29,767	30,362,340
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	12,290	12,543,543
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	12,130	12,433,250
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	8,929	9,107,580
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(a)	7.625%	03/15/20	18,046	17,865,540
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	6.500%	11/15/22	3,074	3,177,748
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	12,740	12,803,700
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,075	3,282,563
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	40,715	47,840,125
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875%	07/15/26	16,808	17,060,120
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,000	2,142,500

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	7,094	7,289,085
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	4,870	5,101,325
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	11,345	12,238,419
Nexstar Broadcast, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	6,075	6,120,563
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	14,766	15,651,960
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	4,300	4,515,000
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	56,205	60,806,503
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	5,050	5,188,875
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	1,990	2,077,063
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	4,550	4,413,500
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	4,295	4,418,481
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	2,275	2,340,406
TEGNA, Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	2,250	2,328,750
Tribune Media Co., Gtd. Notes(a)	5.875%	07/15/22	11,710	12,339,412
Unitymedia GmbH (Germany), Sec’d. Notes, 144A(a)	6.125%	01/15/25	3,875	4,146,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)(g)	5.125%	02/15/25	7,822	7,724,225
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750%	09/15/22	4,562	4,767,290
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	7,025	7,291,247
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	10,711	10,804,721

				505,497,203

Metal Fabricate & Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A(a)	5.875%	09/30/26	8,400	8,694,000
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	3,250	3,424,200
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(a)	9.875%	06/15/23	15,830	17,887,900

				30,006,100

Mining — 4.6%
Alcoa Nederland Holding BV, Gtd. Notes, 144A(a)	6.750%	09/30/24	4,500	4,860,000
Alcoa Nederland Holding BV, Gtd. Notes, 144A(a)	7.000%	09/30/26	4,350	4,763,250
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	22,410	21,625,650
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	9,285	9,517,125
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.000%	02/15/21	2,581	2,703,081
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	05/15/22	3,850	3,965,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	04/01/23	1,705	1,722,050
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.500%	04/01/25	11,510	11,589,131
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	3,400	3,442,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	5.125%	05/15/24	6,050	6,110,500
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750%	03/01/22	10,425	11,943,141
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	7,505	7,017,175
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	18,485	17,179,959
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	10,175	9,579,762
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.500%	11/15/20	3,472	3,593,798
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.625%	05/01/21	8,167	8,350,758
Freeport-McMoRan, Inc., Gtd. Notes, 144A(a)	6.750%	02/01/22	6,525	6,753,375

IAMGOLD Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	04/15/25	12,735	12,957,862
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $9,962,521; purchased 07/12/16-09/26/16)(f)(g)	10.750%	08/01/21	10,345	9,582,056
Joseph T. Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	7,997	9,076,595
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	7,588	8,289,890
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	2,950	3,097,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,390	5,700,518
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	7.875%	11/01/22	9,575	10,484,625
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250%	11/15/22	24,920	25,605,300
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	5,445	5,540,288
Petra Diamonds US Treasury PLC (South Africa), Sec’d. Notes, 144A	7.250%	05/01/22	3,475	3,603,575
Teck Resources Ltd. (Canada), Gtd. Notes(a)	4.750%	01/15/22	35,597	37,198,865
Teck Resources Ltd. (Canada), Gtd. Notes(a)	6.250%	07/15/41	6,487	6,778,915

				272,632,744

Miscellaneous Manufacturing — 1.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.750%	03/15/22	1,413	1,405,935
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	2,550	2,551,606
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	01/15/23	1,832	1,837,725
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	10,725	11,094,798
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	28,600	31,817,500
EnPro Industries, Inc., Gtd. Notes(a)	5.875%	09/15/22	2,575	2,690,875
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(a)(g)	6.000%	07/15/22	5,000	5,094,000

				56,492,439

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/25	2,900	2,987,000
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	10,085	10,891,800

				13,878,800

Oil & Gas — 5.7%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes, 144A	7.875%	12/15/24	5,125	5,368,438
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	7,175	7,381,281
Antero Resources Corp., Gtd. Notes(a)	5.625%	06/01/23	6,425	6,585,625
Antero Resources Corp., Gtd. Notes, 144A	5.000%	03/01/25	13,065	12,803,700
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	15,157	15,535,925
California Resources Corp., Gtd. Notes	6.000%	11/15/24	1,609	1,013,670
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	12,402	9,285,997
Chesapeake Energy Corp., Gtd. Notes, 144A	8.000%	06/15/27	16,150	15,827,000
Concho Resources, Inc., Gtd. Notes(a)	5.500%	04/01/23	7,325	7,572,219
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375%	05/31/25	6,975	7,184,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/15/21	11,420	11,819,700
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	9,821	10,434,812
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750%	02/15/25	23,725	22,123,562
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)(g)	5.750%	10/01/25	12,500	12,250,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	6.375%	01/30/23	8,075	6,924,313
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24	6,050	5,233,250
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	13,850	13,538,375
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	9,625	10,058,125
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.750%	01/30/22	1,906	2,029,890

Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24		7,150	6,307,659
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21		1,730	1,751,625
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20		1,196	1,201,799
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.750%	12/15/23		5,650	5,833,625
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23		445	431,650
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%	10/01/22		2,300	2,248,250
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25		4,700	4,470,875
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	08/15/22		3,182	3,126,315
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	03/15/23		1,450	1,413,750
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22		21,518	22,002,155
Rice Energy, Inc., Gtd. Notes(a)	6.250%	05/01/22		4,625	4,786,875
Rice Energy, Inc., Gtd. Notes(a)	7.250%	05/01/23		8,487	9,070,481
RSP Permian, Inc., Gtd. Notes, 144A(a)	5.250%	01/15/25		9,962	10,086,525
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20		4,025	4,155,813
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		3,000	3,165,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	6.375%	04/01/23		20,739	22,087,035
Tesoro Corp., Gtd. Notes, 144A	4.750%	12/15/23		6,700	7,051,750
Tesoro Corp., Gtd. Notes, 144A(a)	5.125%	12/15/26		11,350	12,144,500
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20		2,931	2,843,070
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23		5,924	6,397,920
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21		7,750	7,992,187
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22		9,858	9,956,580
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20		3,375	3,560,625
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23		4,925	5,392,875

					340,449,071

Oil & Gas Services — 0.0%
SESI LLC, Gtd. Notes	6.375%	05/01/19		1,148	1,130,780
SESI LLC, Gtd. Notes(a)	7.125%	12/15/21		435	433,913
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(g)	6.500%(i)	07/15/22		1,800	18

					1,564,711

Packaging & Containers — 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21		1,725	1,776,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25		8,625	8,991,562
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	05/15/24	EUR	1,000	1,251,137
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24		23,450	25,589,812
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19		17,320	16,887,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%	08/15/23		2,209	2,413,333
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%	08/15/25		1,275	1,408,875
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19		9,005	6,956,362
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)	6.500%	10/01/21		15,929	16,327,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A(a)	7.000%	07/15/24		13,660	14,701,507
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		725	744,394
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22		3,225	3,366,094
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24		4,000	4,210,000

Sealed Air Corp., Gtd. Notes, 144A(a)	5.250%		04/01/23	3,025	3,214,063

					107,838,114

Packaging & Containers — 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK(a)	7.125%		09/15/23	9,625	10,035,988

Pharmaceuticals — 3.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%		07/15/23	13,655	12,579,669
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	%(c)	02/01/25	20,975	18,793,600
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%		01/15/22	1,825	1,749,719
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	5.375	%(c)	01/15/23	13,300	12,069,750
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	7.250	%(c)	01/15/22	3,625	3,615,938
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%		05/01/23	10,625	9,960,937
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%		11/01/24	2,635	2,661,350
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(a)(g)	7.625%		05/15/21	18,500	19,332,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%		03/01/23	12,150	9,813,677
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.625%		12/01/21	1,750	1,500,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	3,750	3,053,906
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	11,140	8,967,700
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%		07/15/21	51,531	47,763,053
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22	4,725	4,960,305
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%		03/01/24	23,050	26,565,125

					183,387,854

Pipelines — 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%		09/15/24	3,725	3,813,469
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	7.500%		10/15/20	3,650	4,078,875
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	9,400	9,353,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(a)	6.750%		08/01/22	5,575	5,749,219
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(a)(g)	5.625%		04/15/20	6,775	7,215,375
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	6.000%		01/15/19	4,300	4,512,334
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	6.875%		04/15/40	2,732	2,964,220
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500%		09/15/24	8,650	8,779,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.750%		03/15/24	4,900	5,316,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%		02/01/25	4,350	4,502,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	5.375%		02/01/27	4,375	4,560,937

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,716,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,050	3,181,531
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(a)	6.250%	10/15/22	2,475	2,648,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	4,050	4,404,375

				73,796,335

Real Estate — 0.7%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,896,938
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	15,150	15,869,625
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $8,811,875; purchased 11/10/14-03/29/16)(f)(g)	8.250%	12/01/22	8,750	9,428,125
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875%	06/01/23	9,425	9,495,687

				42,690,375

Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	4,400	4,708,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%	09/01/26	9,100	9,100,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes(a)	5.625%	05/01/24	6,825	7,362,469
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	5,450	5,722,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,500	3,683,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	4,250	4,632,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	3,550	3,629,875
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	5,157	5,279,479
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	5,225	5,420,937
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	1,600	1,668,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,079,533

				57,287,043

Retail — 5.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	6,375	6,636,056
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	5,650	5,699,438
Caleres, Inc., Gtd. Notes(a)	6.250%	08/15/23	6,429	6,702,233
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,350	10,867,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	6.125%	03/15/20	3,675	1,561,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)(g)	9.000%	03/15/19	8,225	3,989,125
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	2,150	2,227,400
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	3,050	3,194,875
Dollar Tree, Inc., Gtd. Notes(a)	5.750%	03/01/23	4,705	4,982,595
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%(c)	06/15/23	3,775	3,642,875
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	3,775	3,661,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	6,064	5,851,760
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	5,955	5,776,350

Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%	06/15/20	11,925	11,567,250
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250%	06/15/21	13,300	13,499,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	6,775	7,108,669
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	19,050	18,339,435
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	9,975	9,700,687
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(g)	6.750%	10/15/24	20,950	21,630,875
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	16,777	14,302,392
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	28,381	14,687,167
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	03/15/23	37,962	35,399,565
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	9,050	9,083,938
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	12,665	12,918,300
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	33,825	33,598,372
Ruby Tuesday, Inc., Gtd. Notes(a)	7.625%	05/15/20	13,478	12,804,100
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	5,682	5,824,050
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.500%	06/01/24	5,725	5,739,313
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000%	06/15/22	7,303	6,134,520

				297,131,965

Semiconductors — 0.9%
Micron Technology, Inc., Sr. Sec’d. Notes	7.500%	09/15/23	7,000	7,819,700
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	1,998	2,084,174
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(a)	5.250%	08/01/23	11,900	12,227,250
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	5,000	5,150,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,125	6,615,000
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.875%	10/15/23	6,075	6,181,312
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,000	2,076,240
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625%	11/01/24	3,560	3,831,450
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(a)	6.250%	02/15/26	6,195	6,752,550

				52,737,676

Software — 4.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21	70,605	72,108,886
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	6,370	6,561,100
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	25,795	25,792,420
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	7,385	7,588,088
First Data Corp., Gtd. Notes, 144A(a)	7.000%	12/01/23	68,110	73,558,800
First Data Corp., Sec’d. Notes, 144A(a)	5.750%	01/15/24	4,920	5,196,750
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, Gtd. Notes, 144A	10.000%	11/30/24	7,125	7,980,000
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(a)(g)	7.125%	05/01/21	35,219	36,363,617
Infor US, Inc., Gtd. Notes(a)(g)	6.500%	05/15/22	17,363	18,079,224
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	16,925	17,051,937
Nuance Communications, Inc., Gtd. Notes, 144A(a)	5.375%	08/15/20	4,194	4,272,638
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	5,798	6,160,375
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	5,625	5,995,913
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	6,735	6,987,563

				293,697,311

Telecommunications — 6.2%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	2,855	3,154,775

Anixter, Inc., Gtd. Notes	5.500%		03/01/23	1,975	2,098,438
Avaya, Inc., Sec’d. Notes, 144A(a)(g)	10.500	%(i)	03/01/21	12,830	1,603,750
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%		01/15/28	4,700	4,702,938
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000%		06/15/25	14,749	15,673,762
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%		04/01/22	780	683,475
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20	13,675	12,967,319
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750%		03/01/23	9,820	9,476,300
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	6.000%		04/15/21	275	265,988
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%		01/15/25	2,100	1,689,198
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.750%		04/15/22	3,400	3,183,250
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%		07/01/21	3,950	4,016,656
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%		09/15/22	5,975	5,877,906
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%		09/15/25	47,575	44,482,625
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875%		12/31/24	12,410	13,278,700
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	4.875%		05/15/22	5,610	5,736,225
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%		10/01/24	4,543	4,849,652
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%		08/01/23	17,000	13,982,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	4,600	4,140,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%		06/01/21	11,510	6,416,825
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125%		06/01/23	20,695	11,058,891
Level 3 Financing, Inc., Gtd. Notes	5.125%		05/01/23	5,500	5,723,465
Level 3 Financing, Inc., Gtd. Notes	5.250%		03/15/26	7,702	8,007,692
Level 3 Financing, Inc., Gtd. Notes(a)	5.375%		05/01/25	1,010	1,061,439
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%		04/01/24	11,700	12,255,750
Sprint Capital Corp., Gtd. Notes(a)	6.875%		11/15/28	21,145	23,444,519
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19	5,280	5,695,800
Sprint Capital Corp., Gtd. Notes	8.750%		03/15/32	5,200	6,555,250
Sprint Communications, Inc., Gtd. Notes, 144A(g)	7.000%		03/01/20	1,313	1,457,430
Sprint Communications, Inc., Gtd. Notes, 144A(g)	9.000%		11/15/18	1,545	1,695,638
Sprint Corp., Gtd. Notes(a)(g)	7.125%		06/15/24	11,990	13,487,251
Sprint Corp., Gtd. Notes(a)(g)	7.625%		02/15/25	30,638	35,233,700
Sprint Corp., Gtd. Notes(g)	7.875%		09/15/23	3,890	4,492,950
T-Mobile USA, Inc., Gtd. Notes(a)	6.375%		03/01/25	7,375	7,992,656
T-Mobile USA, Inc., Gtd. Notes(a)	6.500%		01/15/26	12,800	14,128,000
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%		05/30/24	7,400	7,894,838
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec’d. Notes, 144A	8.875%		05/01/22	3,100	3,247,250
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%		04/23/21	29,050	30,270,100
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%		04/30/20	5,300	5,478,875
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, PIK, 144A	9.625%		06/01/22	12,325	12,818,000

					370,279,776

Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%		06/01/21	24,861	25,668,982

Transportation — 0.6%
Hornbeck Offshore Services, Inc., Gtd. Notes(a)	5.000%		03/01/21	3,625	1,993,750
Hornbeck Offshore Services, Inc., Gtd. Notes(a)	5.875%		04/01/20	5,750	3,237,825
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%		01/15/22	6,100	4,880,000
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%		09/01/23	10,850	11,446,750

XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	14,685	15,591,064

				37,149,389

TOTAL CORPORATE BONDS (cost $5,173,940,470)				5,330,705,970

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,600	10,368,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	4,100	4,110,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	21,975	22,002,469
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.125%	01/17/22	1,265	1,316,232
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	4,705	5,042,819
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	7,000	7,857,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	250	290,938

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $49,215,391)				50,988,208

			Shares
COMMON STOCKS — 0.0%
Consumer — 0.0%
WKI Holding Co., Inc.^(g)			6,031	168,747

Energy Equipment & Services — 0.0%
Patterson-UTI Energy, Inc.			17,499	373,079

Oil, Gas & Consumable Fuels — 0.0%
Pacific Exploration & Production Corp. (Colombia)*			27,914	784,515

TOTAL COMMON STOCKS (cost $2,609,302)				1,326,341

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 7.542%(c)			153,000	3,993,300

Building Materials & Construction — 0.0%
New Millennium Homes LLC*^(g)			2,000	90,000

Cable — 0.0%
Adelphia Communications Corp. (Class A Stock)*^(g)(i)			20,000	20

Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, (fixed to floating preferred), 6.375%(a)(g)			87,000	2,536,920

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, (fixed to floating preferred), 5.375%(a)(g)			162,812	4,752,482

TOTAL PREFERRED STOCKS (cost $14,748,960)				11,372,722

			Units
WARRANTS* — 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29(g) (cost $0)			230	—

TOTAL LONG-TERM INVESTMENTS (cost $5,323,613,539)				5,475,193,973

	Shares
SHORT-TERM INVESTMENTS — 36.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)	49,029	455,480
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	479,550,998	479,550,998
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,671,732,906; includes $1,670,375,098 of cash collateral for securities on loan)(b)(w)	1,671,578,183	1,671,912,499

TOTAL SHORT-TERM INVESTMENTS (cost $2,151,759,576)		2,151,918,977

TOTAL INVESTMENTS — 127.8% (cost $7,475,373,115)(x)		7,627,112,950
Liabilities in excess of other assets(z) — (27.8)%		(1,660,350,240)

NET ASSETS — 100.0%		$5,966,762,710

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,658,232 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,634,490,102; cash collateral of $1,670,375,098 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, on behalf of the Fund, PGIM, Inc. has agreed to participate in the backstop commitment of $54,031,000 for the new bond offering. The Fund has received a backstop fee of $2,701,550 subsequent to the period end in conjunction with this commitment.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $70,781,846. The aggregate value of $61,088,251 is approximately 1.0% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $573,574,613 is approximately 9.6% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$7,486,895,501

Appreciation	242,497,836
Depreciation	(102,280,387)

Net Unrealized Appreciation	$140,217,449

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
747	2 Year U.S. Treasury Notes	Sept. 2017	$161,690,216	$161,713,828	$23,612
1,123	10 Year U.S. Treasury Notes	Sept. 2017	141,390,263	141,831,391	441,128
458	20 Year U.S. Treasury Bonds	Sept. 2017	69,877,664	70,446,125	568,461
222	30 Year U.S. Ultra Treasury Bonds	Sept. 2017	35,972,590	36,657,750	685,160

					$1,718,361

Cash of $4,630,000 has been segregated with Citigroup to cover requirements for open futures contracts at May 31, 2017.

Forward foreign currency exchange contracts outstanding at May 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro, Expiring 06/02/2017	Morgan Stanley	EUR	1,033	$1,157,588	$1,160,215	$2,627

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 06/02/2017	Morgan Stanley	EUR	1,033	$1,129,989	$1,160,215	$(30,226)
Expiring 07/05/2017	Morgan Stanley	EUR	1,033	1,159,655	1,162,447	(2,792)

				$2,289,644	$2,322,662	(33,018)

						$(30,391)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$77,403,960	$3,396,772
Corporate Bonds	—	5,330,703,277	2,693
Non-Corporate Foreign Agencies	—	50,988,208	—
Common Stocks	1,157,594	—	168,747
Preferred Stocks	11,282,702	—	90,020
Warrants	—	—	—
Affiliated Mutual Funds	2,151,918,977	—	—
Other Financial Instruments*
Futures Contracts	1,718,361	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(30,391)	—

Total	$2,166,077,634	$5,459,065,054	$3,658,232

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.7%
BANK LOANS(c) — 5.7%
Building Materials — 0.2%
Materis CHRYSO SA (France), Private Placement	4.250%	08/13/21	EUR	3,000	$3,356,024

Chemicals — 0.2%
MacDermid, Inc.	4.602%	06/07/20		5,554	5,599,667

Food — 0.0%
Jacobs Douwe Egberts BV (Netherlands)	1.671%	07/01/22	EUR	252	286,238

Gaming — 0.2%
Golden Nugget, Inc.	4.672%	11/21/19		3,164	3,207,293
Golden Nugget, Inc.	4.678%	11/21/19		1,356	1,374,554

					4,581,847

Media — 0.3%
LSC Communications, Inc.^	7.045%	09/30/22		6,575	6,608,164

Other Industry — 0.8%
Laureate Education, Inc.	5.656%	04/30/24		19,286	19,315,688

Packaging & Containers — 0.3%
Coveris Holdings SA (Luxembourg)	4.655%	05/08/19		7,627	7,558,101

Retail — 0.2%
Rite Aid Corp.	4.875%	06/21/21		4,800	4,811,002

Software — 1.1%
BMC Software Finance, Inc.	1.150%	09/12/22		18,326	18,407,548
Infor US, Inc.	3.897%	02/01/22		6,771	6,745,405

					25,152,953

Technology — 2.0%
Dell International LLC	3.150%	12/31/18		15,250	15,265,890
First Data Corp.	3.656%	04/26/24		5,698	5,728,945
Genesys Telecommunications Laboratories, Inc.	5.150%	12/01/23		6,609	6,646,879
Informatica Corp.	4.647%	08/05/22		5,631	5,619,633
Symantec Corp.	2.900%	08/01/21		13,675	13,589,744

					46,851,091

Telecommunications — 0.4%
Digicel International Finance Ltd.	4.940%	05/31/24		9,750	9,827,191

TOTAL BANK LOANS (cost $132,100,578)					133,947,966

CORPORATE BONDS — 90.5%
Aerospace/Defense — 0.0%
Arconic, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19		635	672,732

Airlines — 0.3%
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%	01/02/24		6,472	6,965,094

Auto Manufacturer — 0.1%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.250%	11/15/19		1,625	1,677,813

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	5.125%	02/15/19		1,282	1,298,366
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		8,740	9,635,850
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.125%	09/15/21		6,725	6,867,906

					17,802,122

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22		5,000	5,340,000
Griffon Corp., Gtd. Notes	5.250%	03/01/22		850	869,125
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	5.125%	02/15/21		1,475	1,537,687
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%	04/15/22		3,550	3,984,875

					11,731,687

Cable & Satellite — 0.3%
United Group BV (Netherlands), First Lien, 144A	7.875%	11/15/20	EUR	7,000	8,190,768

Chemicals — 3.2%
Ashland LLC, Gtd. Notes	4.750%	08/15/22		995	1,036,044
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		10,829	11,966,045
Chemours Co. (The), Gtd. Notes(a)	6.625%	05/15/23		11,420	12,189,594
Chemtura Corp., Gtd. Notes	5.750%	07/15/21		8,206	8,462,437
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22		5,335	5,401,687
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21		1,950	2,162,063
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21		13,105	13,621,075
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20		8,620	8,706,200
W.R. Grace & Co., Gtd. Notes, 144A(a)	5.125%	10/01/21		7,090	7,550,850
Westlake Chemical Corp., Gtd. Notes	4.625%	02/15/21		3,000	3,120,000

					74,215,995

Coal — 0.7%
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22		10,649	10,502,576
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23		928	977,880
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A(a)	6.000%	03/31/22		3,750	3,768,750

					15,249,206

Commercial Services — 0.8%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(a)(g)	6.375%	08/01/23		17,460	18,463,950

Computers — 1.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%	06/15/21		14,720	15,557,200
EMC Corp., Sr. Unsec’d. Notes(a)	2.650%	06/01/20		9,210	9,082,810
NCR Corp., Gtd. Notes	5.875%	12/15/21		5,545	5,780,662
NCR Corp., Gtd. Notes	6.375%	12/15/23		5,500	5,885,000
Western Digital Corp., Sr. Sec’d. Notes, 144A(a)	7.375%	04/01/23		7,710	8,438,595

					44,744,267

Distribution/Wholesale — 0.0%
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250%	06/15/20		578	593,381

Diversified Financial Services — 1.6%
Ally Financial, Inc., Sub. Notes	8.000%	12/31/18		2,550	2,763,563
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21		2,500	2,687,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20		1,750	1,816,719
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21		2,505	2,662,314
Navient Corp., Sr. Unsec’d. Notes(a)	6.500%	06/15/22		17,880	18,606,464
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20		150	165,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(a)(g)	6.750%	12/15/19		9,075	9,506,062

					38,208,372

Electric — 4.2%
AES Corp., Sr. Unsec’d. Notes(a)	7.375%	07/01/21		2,772	3,167,010
AES Corp., Sr. Unsec’d. Notes	8.000%	06/01/20		182	208,845
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(g)	5.125%	06/15/21	EUR	1,550	1,838,622
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		14,673	15,369,967
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		8,668	9,253,090
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19		12,896	13,266,760
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22		23,975	23,615,375
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,571,875; purchased 09/29/15)(dd)(f)(g)	7.875%	06/15/17		3,750	2,737,500
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $7,534,191; purchased 05/18/15-03/23/16)(dd)(f)(g)	9.500%	10/15/18		7,953	5,726,160
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $2,310,231; purchased 12/08/15-02/03/16)(a)(dd)(f)(g)	9.875%	10/15/20		3,463	2,519,332
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.750%	02/01/20	GBP	1,860	2,466,052
Mirant Mid-Atlantic Trust, Pass-Through Certificates, Series B (original cost $3,351,988; purchased 03/13/13-02/26/16)(f)(g)	9.125%	06/30/17		3,449	3,207,566
NRG Energy, Inc., Gtd. Notes(g)	7.625%	01/15/18		12,500	12,875,000
NRG Energy, Inc., Gtd. Notes(a)(g)	7.875%	05/15/21		1,839	1,903,365
NRG REMA LLC, Pass-Through Certificates, Series B(g)	9.237%	07/02/17		112	92,292

					98,246,936

Entertainment — 3.1%
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,450,000; purchased 03/08/17)(f)(g)	6.000%	03/15/22		10,450	10,789,625
Churchill Downs, Inc., Gtd. Notes	5.375%	12/15/21		16,063	16,705,520
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%	04/15/21		3,700	3,894,250
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	02/15/22		6,775	7,327,162
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20		4,717	4,831,151
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24		1,475	1,556,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)	5.000%	08/01/18		8,567	8,599,126
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22		1,275	1,295,719
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21		7,675	7,598,250
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		4,350	4,736,063
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22		3,975	4,243,313

					71,576,304

Environmental Control — 0.4%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21		9,961	10,197,574

Food — 2.5%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22		3,173	3,180,933

Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.586%(c)	07/15/20	GBP	2,254	2,911,413
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)(g)	7.250%	06/01/21		11,975	11,945,062
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21		12,300	12,269,250
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	8.250%	02/01/20		8,675	8,761,750
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		10,155	10,617,052
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	6.750%	06/01/21		5,475	5,591,344
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22		2,075	2,132,063

					57,408,867

Forest Products & Paper — 0.8%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22		7,403	7,532,553
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%	12/01/22		8,293	8,894,242
Neenah Paper, Inc., Gtd. Notes, 144A(g)	5.250%	05/15/21		2,350	2,397,000

					18,823,795

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23		3,125	3,164,063

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(g)	7.000%	02/01/21		3,450	3,195,563

Healthcare-Products — 0.3%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23		2,500	2,212,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	4.875%	04/15/20		5,375	5,375,000

					7,587,500

Healthcare-Services — 7.3%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22		650	663,000
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21		4,625	4,830,258
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20		12,800	12,608,000
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19		15,093	15,168,465
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23		5,250	5,442,937
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21		4,451	4,862,718
HCA, Inc., Gtd. Notes	8.000%	10/01/18		9,358	10,106,640
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19		4,600	4,789,520
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20		3,000	3,296,250
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%	01/15/20		22,174	23,213,517
LifePoint Health, Inc., Gtd. Notes(a)	5.500%	12/01/21		11,700	12,153,375
Molina Healthcare, Inc., Gtd. Notes	5.375%(c)	11/15/22		5,419	5,750,914
Select Medical Corp., Gtd. Notes	6.375%	06/01/21		7,600	7,771,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21		8,400	8,977,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21		350	359,275
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20		5,850	6,047,437
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20		2,000	2,142,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18		2,750	2,901,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		12,170	12,565,525
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23		3,700	3,680,871
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.000%	08/01/20		19,900	20,248,250

Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22		3,525	3,613,125

					171,192,327

Home Builders — 7.8%
AV Homes, Inc., Sr. Unsec’d. Notes, 144A	6.625%		05/15/22	2,050	2,091,000
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%		06/15/19	6,385	6,712,231
Beazer Homes USA, Inc., Gtd. Notes	8.750%		03/15/22	10,040	11,219,700
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20	6,423	6,631,748
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	1,846	1,896,765
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21	1,382	1,535,748
CalAtlantic Group, Inc., Gtd. Notes(a)	6.625%		05/01/20	2,600	2,866,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18	15,066	15,935,308
KB Home, Gtd. Notes(a)	4.750%		05/15/19	12,924	13,311,720
KB Home, Gtd. Notes	7.000%		12/15/21	1,770	1,982,400
KB Home, Gtd. Notes	7.500%		09/15/22	5,345	6,061,230
KB Home, Gtd. Notes	8.000%		03/15/20	500	560,000
Lennar Corp., Gtd. Notes(a)	4.125%		01/15/22	8,200	8,405,000
Lennar Corp., Gtd. Notes	4.500%		11/15/19	8,125	8,460,156
Lennar Corp., Gtd. Notes(a)	4.750	%(c)	11/15/22	2,600	2,714,166
Lennar Corp., Gtd. Notes	6.950%		06/01/18	125	130,938
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21	8,150	8,557,500
Mattamy Group Corp. (Canada), Gtd. Notes, 144A(g)	6.500%		11/15/20	6,250	6,390,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(g)	6.875%		12/15/23	3,150	3,189,375
Meritage Homes Corp., Gtd. Notes	4.500%		03/01/18	10,224	10,377,360
Meritage Homes Corp., Gtd. Notes(a)	7.000%		04/01/22	2,295	2,609,415
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250%		04/01/22	5,050	5,226,750
PulteGroup, Inc., Gtd. Notes(a)	4.250%		03/01/21	6,975	7,236,562
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	12,678	12,979,102
TRI Pointe Group, Inc., Gtd. Notes	4.875%		07/01/21	8,395	8,730,800
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875%		08/15/21	15,750	16,458,750
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19	6,977	7,046,770
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	1,850	1,924,000

					181,241,619

Iron/Steel — 1.8%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	18,760	19,508,524
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500%		05/15/21	14,400	15,246,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(g)	6.375%		05/01/22	2,625	2,736,563
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22	4,585	4,752,352

					42,243,439

Leisure Time — 0.5%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	4.750%		12/15/21	5,653	5,822,590
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18	2,000	2,085,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	8.500%		10/15/22	4,450	4,661,375

					12,568,965

Lodging — 4.6%
Boyd Gaming Corp., Gtd. Notes	6.875%		05/15/23	1,200	1,299,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%		10/01/20	30,025	31,113,406
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%		12/01/21	8,101	8,647,818
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%		11/15/22	3,175	3,452,813
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%		11/15/21	3,675	3,808,219

MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,600	4,041,000
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	2,500	2,778,125
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	22,741	25,128,805
Station Casinos LLC, Gtd. Notes(a)	7.500%	03/01/21	6,076	6,303,850
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(g)	6.375%	06/01/21	11,579	11,763,569
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%	10/15/21	7,825	8,108,656

				106,445,261

Machinery-Diversified — 1.3%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(g)	8.750%	12/15/19	5,175	5,330,250
CNH Industrial Capital LLC, Gtd. Notes(a)	4.875%	04/01/21	3,925	4,167,761
Zebra Technologies Corp., Sr. Unsec’d. Notes(a)	7.250%	10/15/22	19,054	20,454,469

				29,952,480

Media — 11.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	8,370	8,723,047
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	11,884	12,091,970
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	4,170	4,300,312
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	16,725	17,341,818
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21	11,952	12,198,570
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	14,277	14,562,540
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	22,951	23,524,775
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	7,315	7,461,300
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	3,050	3,019,500
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	6.500%	11/15/22	1,497	1,547,524
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	4,950	4,974,750
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A(a)	4.875%	05/01/20	1,340	1,368,475
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	632	669,920
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	1,750	1,822,188
DISH DBS Corp., Gtd. Notes(a)	4.250%	04/01/18	8,095	8,216,425
DISH DBS Corp., Gtd. Notes(a)	5.125%	05/01/20	25,137	26,519,535
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	17,535	18,017,212
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%	08/01/21	14,185	14,681,475
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	6.125%	02/15/22	3,950	4,157,375
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	11,505	12,037,106
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	11,214	11,522,385
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	4,820	5,030,875
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21	6,973	7,182,190
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	11,660	12,286,725
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750%	09/15/22	33,918	35,444,310
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,335	1,421,775

				270,124,077

Mining — 6.7%
Constellium NV (Netherlands), Sr. Sec’d. Notes, 144A(a)	7.875%	04/01/21	5,038	5,422,147

Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	3,560	3,649,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.000%	02/15/21	5,615	5,880,589
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	3,275	3,315,938
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750%	03/01/22	23,450	26,864,906
Freeport-McMoRan, Inc., Gtd. Notes	2.300%	11/14/17	41,340	41,236,650
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	1,000	999,000
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.500%	11/15/20	10,250	10,609,570
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.625%	05/01/21	4,197	4,291,433
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $4,214,779; purchased 07/12/16-08/04/16)(f)(g)	10.750%	08/01/21	4,375	4,052,344
Kinross Gold Corp. (Canada), Gtd. Notes	5.125%	09/01/21	4,685	4,942,675
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	20,711	21,904,161
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250%	11/15/22	3,570	3,668,175
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	9,377	9,541,097
Teck Resources Ltd. (Canada), Gtd. Notes(a)	4.500%	01/15/21	10,676	11,156,420

				157,534,105

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	775	787,594
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	13,950	15,519,375
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%	09/15/22	1,625	1,698,125

				18,005,094

Oil & Gas — 2.7%
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	3,075	3,163,406
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	9,698	9,940,450
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	10,190	10,546,650
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	7,993	8,352,685
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	3,250	2,786,875
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	3,025	2,668,625
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	2,825	2,888,563
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	5,650	5,953,687
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	1,600	1,652,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	9,000	9,495,000
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,147	2,214,094
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20	2,850	3,006,750

				62,668,785

Oil & Gas Services — 0.2%
SESI LLC, Gtd. Notes	6.375%	05/01/19	4,950	4,875,750

Packaging & Containers — 3.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	6,100	6,283,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250%	09/15/22	7,550	7,691,562
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19	13,600	13,260,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	19,211	21,156,114
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	7,200	5,562,000

Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)	6.500%	10/01/21		13,502	13,839,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		9,185	9,430,699
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20		2,365	2,636,975
Verallia Packaging SASU (France), Sr. Sec’d. Notes, 144A	5.125%	08/01/22	EUR	5,500	6,580,056

					86,439,956

Pharmaceuticals — 1.9%
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22		710	680,713
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%(c)	01/15/22		5,175	5,162,062
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(a)(g)	7.625%	05/15/21		9,200	9,614,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21		29,245	27,106,606
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22		2,575	2,703,235

					45,266,616

Pipelines — 1.1%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	5.625%	04/15/20		10,000	10,650,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	6.000%	01/15/19		3,100	3,253,078
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	6.850%	07/15/18		2,400	2,514,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21		8,975	9,362,047

					25,779,125

Real Estate — 0.6%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21		5,150	5,394,625
Grainger PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.000%	12/16/20	GBP	3,150	4,464,458
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.250%	12/01/21		2,900	3,045,000
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18		2,000	2,035,000

					14,939,083

Real Estate Investment Trusts (REITs) — 1.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		15,690	16,317,600
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20		5,296	5,435,020
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	6.375%	02/15/22		2,650	2,739,437
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21		4,532	4,633,970
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		6,110	6,369,675

					35,495,702

Retail — 5.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22		7,735	8,051,748
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	9.000%	03/15/19		8,630	4,185,550
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		2,700	2,619,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%	06/15/20		4,850	4,704,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250%	06/15/21		5,183	5,260,745
L Brands, Inc., Gtd. Notes(a)	6.625%	04/01/21		7,500	8,306,250
L Brands, Inc., Gtd. Notes	7.000%	05/01/20		2,500	2,773,950

L Brands, Inc., Gtd. Notes	8.500%		06/15/19		2,195	2,447,425
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%		07/01/22		5,375	4,582,188
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%		10/15/21		7,492	3,877,110
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%		03/15/23		10,875	10,140,937
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%		06/30/20		4,025	4,105,500
Rite Aid Corp., Gtd. Notes	9.250%		03/15/20		7,528	7,792,459
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%		04/01/23		16,532	16,421,236
Ruby Tuesday, Inc., Gtd. Notes(a)	7.625%		05/15/20		8,775	8,336,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.750%		06/01/22		10,345	10,668,281
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.720	%(c)	03/15/22	GBP	1,875	2,435,159
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.875%		03/15/22	GBP	3,400	4,451,151
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%		07/15/19	EUR	6,000	6,927,105
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000%		06/15/22		1,300	1,092,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(a)	3.875%		11/01/20		5,700	5,842,500

						125,021,044

Semiconductors — 1.3%
Micron Technology, Inc., Sr. Sec’d. Notes	7.500%		09/15/23		10,425	11,645,767
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%		06/01/21		10,145	10,702,975
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	3.875%		09/01/22		7,225	7,541,094

						29,889,836

Software — 1.0%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%		06/01/18		2,455	2,528,650
Infor US, Inc., Sr. Sec’d. Notes, 144A(g)	5.750%		08/15/20		11,809	12,251,838
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20		8,015	8,165,281

						22,945,769

Telecommunications — 6.5%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23		7,054	7,794,670
Anixter, Inc., Gtd. Notes	5.625%		05/01/19		6,776	7,131,740
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%		06/15/21		8,800	9,515,000
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		8,035	8,240,857
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	2,350	2,775,021
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%		09/15/21		6,340	5,943,750
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18		1,150	1,216,125
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%		04/15/20		965	1,022,900
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%		07/01/21		5,195	5,282,666
Interoute Finco PLC (Luxembourg), Sr. Sec’d. Notes, 144A	7.375%		10/15/20	EUR	2,500	2,968,467
Level 3 Financing, Inc., Gtd. Notes	5.375%		08/15/22		1,520	1,565,600
Level 3 Financing, Inc., Gtd. Notes	6.125%		01/15/21		14,258	14,578,805
Sprint Communications, Inc., Gtd. Notes, 144A(g)	7.000%		03/01/20		7,325	8,130,750
Sprint Communications, Inc., Gtd. Notes, 144A(g)	9.000%		11/15/18		14,310	15,705,225
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)(g)	8.375%		08/15/17		9,192	9,318,390
T-Mobile USA, Inc., Gtd. Notes	6.000%		03/01/23		3,610	3,839,957
T-Mobile USA, Inc., Gtd. Notes	6.625%		04/01/23		7,200	7,665,840
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		1,000	1,067,480
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%		04/23/21		19,190	19,995,980
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	3.668	%(c)	07/15/20	EUR	2,000	2,247,610
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(a)	6.500%		04/30/20		10,225	10,570,094

Xplornet Communications, Inc. (Canada), Sr. Unsec’d, PIK, 144A	9.625%	06/01/22	4,850	5,044,000

				151,620,927

Textiles — 0.5%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	10,965	11,321,362

Transportation — 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	1,735	1,842,050

TOTAL CORPORATE BONDS (cost $2,099,914,140)				2,116,129,361

NON-CORPORATE FOREIGN AGENCY — 0.5%
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A (cost $11,100,000)	4.875%	06/01/24	11,100	11,127,750

TOTAL LONG-TERM INVESTMENTS (cost $2,243,114,718)				2,261,205,077

			Shares
SHORT-TERM INVESTMENTS — 15.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			77,403,551	77,403,551
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $294,604,932; includes $294,353,056 of cash collateral for securities on loan)(b)(w)			294,585,968	294,644,885

TOTAL SHORT-TERM INVESTMENTS (cost $372,008,483)				372,048,436

TOTAL INVESTMENTS — 112.6% (cost $2,615,123,201)(x)				2,633,253,513
Liabilities in excess of other assets(z) — (12.6)%				(295,267,966)

NET ASSETS — 100.0%				$2,337,985,547

The following abbreviations are used in the quarterly schedule of portfolio holdings:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,608,164 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,372,136; cash collateral of $294,353,056 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, on behalf of the Fund, PGIM, Inc. has agreed to participate in the backstop commitment of $16,610,000 for the new bond offering. The Fund has received a backstop fee of $830,500 subsequent to the period end in conjunction with this commitment.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $31,433,064. The aggregate value of $29,032,527 is approximately 1.2% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $287,748,449 is approximately 12.3% of net assets.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$2,635,404,827

Appreciation	33,960,529
Depreciation	(36,111,843)

Net Unrealized Depreciation	$(2,151,314)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
469	2 Year U.S. Treasury Notes	Sep. 2017	$101,539,478	$101,531,172	$(8,306)
1,311	10 Year U.S. Treasury Notes	Sep. 2017	165,140,183	165,575,203	435,020
2	20 Year U.S. Treasury Bonds	Sep. 2017	307,254	307,625	371
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	162,710	165,125	2,415

					$429,500

Cash of $2,060,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts as of May 31, 2017.

Forward foreign currency exchange contracts outstanding at May 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound, Expiring 06/02/2017	Goldman Sachs & Co.	GBP	17,088	$22,146,155	$22,017,037	$(129,118)
Euro,
Expiring 06/02/2017	Goldman Sachs & Co.	EUR	867	950,001	974,281	24,280
Expiring 06/02/2017	Citigroup Global Markets	EUR	897	978,008	1,008,110	30,102
Expiring 06/02/2017	Goldman Sachs & Co.	EUR	37,438	42,007,196	42,055,850	48,654

				$66,081,360	$66,055,278	(26,082)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 06/02/2017	Goldman Sachs & Co.	GBP	17,088	$21,932,385	$22,017,038	$(84,653)
Expiring 07/05/2017	Goldman Sachs & Co.	GBP	17,088	22,169,481	22,042,506	126,975
Euro,
Expiring 06/02/2017	Goldman Sachs & Co.	EUR	39,202	42,900,364	44,038,240	(1,137,876)
Expiring 07/05/2017	Goldman Sachs & Co.	EUR	37,438	42,081,918	42,136,727	(54,809)

				$129,084,148	$130,234,511	(1,150,363)

						$(1,176,445)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$127,339,802	$6,608,164
Corporate Bonds	—	2,116,129,361	—
Non-Corporate Foreign Agency	—	11,127,750	—
Affiliated Mutual Funds	372,048,436	—	—
Other Financial Instruments*
Futures Contracts	429,500	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,176,445)	—

Total	$372,477,936	$2,253,420,468	$6,608,164

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.